Cover	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	000-52082
Entity Registrant Name	CARDIOVASCULAR SYSTEMS, INC.
Entity Central Index Key	0001180145
Entity Tax Identification Number	41-1698056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1225 Old Highway 8 Northwest
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112-6416
City Area Code	651
Local Phone Number	259-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, One-tenth of One Cent ($0.001) Par Value Per Share
Trading Symbol	CSII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false